Equity-Based Compensation - Summary of Stock Option Activity (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Options, Granted | shares	116,690
Stock Options, Forfeited | shares	(8,420)
Stock Options, Outstanding at end of period | shares	108,270
Stock Options, Vested or expected to vest | shares	104,769
Weighted average exercise price, Granted | $ / shares	$ 16.14
Weighted average exercise price, Forfeited | $ / shares	16.00
Weighted average exercise price, Outstanding at end of period | $ / shares	16.15
Weighted average exercise price, Vested or expected to vest | $ / shares	$ 16.15
Weighted average remaining contractual term (years), Outstanding at end of period	9 years 7 months 6 days
Weighted average remaining contractual term (years), Vested or expected to vest	9 years 7 months 6 days